Note 13 - Non-controlling Interests (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands						5 Months Ended	7 Months Ended	12 Months Ended
	May 04, 2023 $ / shares	Apr. 24, 2023 CAD ($) shares	Apr. 24, 2023 USD ($) $ / shares shares	Apr. 19, 2023 $ / shares shares	Sep. 23, 2022 USD ($) $ / shares	Apr. 24, 2023 CAD ($) shares	Nov. 30, 2023 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($) $ / shares $ / shares shares	Nov. 30, 2022 CAD ($) $ / shares	Nov. 30, 2023 $ / shares	Feb. 06, 2023	Nov. 23, 2022	Sep. 22, 2022 oz shares	Nov. 30, 2021 $ / shares
Statement Line Items [Line Items]
Share issue related cost								$ 569
Non-controlling interests							$ 3,170	$ 3,170	$ 3,170	$ 0
Number of share options granted in share-based payment arrangement								3,700,000		4,694,445
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares								$ 1.1		$ 1.61
Risk free interest rate, share options granted								4.18%		3.54%
Option life, share options granted								2.87		2.87
Expected dividend as percentage, share options granted								0.00%		0.00%
Expected volatility, share options granted								52.75%		61.25%
Number of share options outstanding in share-based payment arrangement at end of period							14,945,195	14,945,195	14,945,195	14,003,075					12,444,150
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in dollars per share) | $ / shares							$ 1.6	$ 1.6	$ 1.6	$ 1.61					$ 1.63
Weighted average remaining contractual life of outstanding share options (Year)								3 years 3 months 7 days
Weighted average remaining contractual life of exercisable share options (Year)								2 years 9 months 18 days
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, subsidiary issuance (in shares) | shares		2,000,000	2,000,000	2,000,000
Shares issued, price per share (in dollars per share) | $ / shares			$ 10	$ 10
Class of warrant, exercise price of warrant (in CAD per share) | $ / shares				$ 13
Increase (decrease) through change in equity of subsidiaries, equity		$ 27,100	$ 20,000,000				$ 1,181
Share issue related cost		1,300	1,000,000
Cash fees to Underwriter		$ 900	$ 700,000
Number of subsidiary shares held (in shares) | shares		9,878,261				9,878,261
Proportion of ownership interests held by non-controlling interests						79.70%		80.00%
Number of subsidiary warrants held (in shares) | shares		122,490				122,490
Dilution gain (loss)						$ 20,514	25
Non-controlling interests		$ 3,596				$ 3,596	$ 3,170	$ 3,170	$ 3,170	$ 0
Number of warrants exercised (in shares) | shares							258,708
Proceeds from exercise of warrants							$ 4,523
Maximum percentage of outstanding shares in plan												10.00%
Number of share options granted in share-based payment arrangement	82,500
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares	$ 10
Vesting period (Year)	5 years
Risk free interest rate, share options granted	3.47%
Option life, share options granted	3
Expected dividend as percentage, share options granted	0.00%
Expected forfeiture rate, share options granted	0.00%
Expected volatility, share options granted	61.34%
Expense from share-based payment transactions with employees								$ 344
Number of share options outstanding in share-based payment arrangement at end of period							82,500	82,500	82,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in dollars per share) | $ / shares											$ 10
Weighted average remaining contractual life of outstanding share options (Year)								4 years 5 months 4 days
Gold or gold equivalent ounces (Ounce) | oz														3,000,000
Restricted shares to be deemed released shares (in shares) | shares														190,500
Number of warrants outstanding (in shares) | shares							1,741,292	1,741,292	1,741,292
Weighted average exercise price of warrants issued (in dollars per share) | $ / shares									$ 13
Weighted average remaining contractual life of exercisable share options (Year)								2 years 4 months 24 days
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Increase (decrease) in value of shares outstanding through share-based compensation transaction								$ 74		$ 0
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							285,750
Number of other equity instruments outstanding in share-based payment arrangement at end of period													1,000,000
Number of other equity instruments granted in share-based payment arrangement					635,000
U.S. GoldMining Inc. [member] | GRC share options vesting on grant date [member]
Statement Line Items [Line Items]
Vesting period requirements for share-based payment arrangement	25
U.S. GoldMining Inc. [member] | GRC share options vesting on each of the dates that are 6, 12 and 18 months thereafter [member]
Statement Line Items [Line Items]
Vesting period requirements for share-based payment arrangement	25
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 1 [member]
Statement Line Items [Line Items]
Vesting period (Year)					2 years
Vesting of share-based payment arrangement, percentage					15.00%
Performance award, prior equity financing					$ 15,000,000
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche two [member]
Statement Line Items [Line Items]
Vesting period (Year)					2 years
Vesting of share-based payment arrangement, percentage					15.00%
Performance award, prior equity financing					$ 100,000,000
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 3 [member]
Statement Line Items [Line Items]
Vesting period (Year)					2 years
Vesting of share-based payment arrangement, percentage					15.00%
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 4 [member]
Statement Line Items [Line Items]
Vesting period (Year)					3 years
Vesting of share-based payment arrangement, percentage					15.00%
Depth of drilling					10,000
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 5 [member]
Statement Line Items [Line Items]
Vesting period (Year)					4 years
Vesting of share-based payment arrangement, percentage					15.00%
Share price (in CAD per share) | $ / shares					$ 15
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 6 [member]
Statement Line Items [Line Items]
Vesting period (Year)					5 years
Vesting of share-based payment arrangement, percentage					15.00%
Market Capitalization					$ 250,000,000
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 7 [member]
Statement Line Items [Line Items]
Vesting period (Year)					6 years
Vesting of share-based payment arrangement, percentage					10.00%
Share price (in CAD per share) | $ / shares					$ 25
U.S. GoldMining Inc. [member] | Performance based restricted shares, tranche 6 and7 [member]
Statement Line Items [Line Items]
Vesting of share-based payment arrangement, percentage					100.00%
U.S. GoldMining Inc. [member] | Gold Mining [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, subsidiary issuance (in shares) | shares		122,490	122,490				255,770
Increase (decrease) through change in equity of subsidiaries, equity		$ 1,700	$ 1,200,000				$ 3,403
U.S. GoldMining Inc. [member] | Consultant [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, subsidiary issuance (in shares) | shares							5,000
Increase (decrease) through change in equity of subsidiaries, equity							$ 86